Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Short term investment amount		$ 2,105,246
Credit loss rate	10.00%	12.00%
Accounts receivables allowance for credit loss	$ 688,880	$ 1,028,126
Impairment for inventory	395,161	558,783
Allowance for credit losses balance amount
Credit losses for prepayments and other assets
Deferred IPO costs	854,226	601,805
Warranty service amount	21,141,677	30,616,040
Advance from customers	5,325,566	2,879,042
Revenue		2,779,392	$ 3,555,929
Shipping and handling costs	3,727,839	4,247,353
Government subsidies	217,695	286,888
Surtaxes refund amount		355,409
Research and development expenses	$ 1,581,779	2,091,600
Tax benefit rate	50.00%
Restricted cash	$ 457,023	$ 88,327
Deposits (in Yuan Renminbi) | ¥				¥ 500,000
Percentage of revenue	13.00%	10.00%	10.00%
Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rate	13.00%
Restricted cash	$ 4,682,392	$ 2,291,064
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses for prepayments and other assets	430,508	759,707
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Surtaxes refund amount	709,962	326,798
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Credit losses for prepayments and other assets
Warranty Service [Member]
Summary of Significant Accounting Policies [Line Items]
Warranty service amount	1,053,733	1,247,727
Shipping and Handling [Member]
Summary of Significant Accounting Policies [Line Items]
Shipping and handling costs	$ 415,847	$ 453,031
No Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounts receivable percentage	10.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounts receivable percentage		12.00%
Supplies [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses balance amount	$ 19,928	$ 607,195
No Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounts receivable percentage	10.00%	10.00%	10.00%
One Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Customer accounts receivable percentage	12.00%	10.00%